Additional information - condensed financial statements of the Company - Consolidated Statement Of Operations (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Consolidated Statement Of Operations
Revenues	¥ 15,736,876	¥ 13,525,407	¥ 11,295,523
Total operating expenses	(1,390,383)	(1,427,571)	(1,093,990)
Income from operations	903,158	865,018	662,505
Change in fair value of derivatives	48,845	44,033	84,484
Share of income from subsidiaries	(147)	2,147	(441)
Foreign exchange gain	80,786	31,890	(61,822)
Other income	65,750	48,492	33,114
Income before income taxes	842,911	771,802	520,040
Net income	683,699	623,713	423,771
Net income attributable to JA Solar's ordinary shareholders	683,699	515,885	346,597
Comprehensive income	675,093	579,432	451,247
JA Solar Holdings Co., Ltd.
Consolidated Statement Of Operations
Total operating expenses	(4,546)	(65,233)	(38,940)
Income from operations	(4,546)	(65,233)	(38,940)
Change in fair value of derivatives	70,882	39,593	74,014
Share of income from subsidiaries	449,078	509,243	380,263
Foreign exchange gain	168,285	140,110	6,596
Other income			1,838
Income before income taxes	683,699	623,713	423,771
Net income	683,699	623,713	423,771
Net income attributable to JA Solar's ordinary shareholders	683,699	623,713	423,771
Comprehensive income	¥ 683,699	¥ 623,713	¥ 423,771